Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.85002%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,524,584.54

Principal:
Principal Collections	$26,456,517.35
Prepayments in Full	$12,350,640.85
Liquidation Proceeds	$244,955.78
Recoveries	$54,555.86
Sub Total	$39,106,669.84
Collections	$41,631,254.38

Purchase Amounts:
Purchase Amounts Related to Principal	$100,459.52
Purchase Amounts Related to Interest	$495.90
Sub Total	$100,955.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,732,209.80

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,732,209.80
Servicing Fee	$712,603.63	$712,603.63	$0.00	$0.00	$41,019,606.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,019,606.17
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$41,019,606.17
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$41,019,606.17
Interest - Class A-3 Notes	$1,891,040.64	$1,891,040.64	$0.00	$0.00	$39,128,565.53
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$38,527,352.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,527,352.03
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$38,328,792.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,328,792.78
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$38,191,463.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,191,463.28
Regular Principal Payment	$35,101,359.20	$35,101,359.20	$0.00	$0.00	$3,090,104.08
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,090,104.08
Residual Released to Depositor	$0.00	$3,090,104.08	$0.00	$0.00	$0.00
Total		$41,732,209.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,101,359.20
Total					$35,101,359.20

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$35,101,359.20	$67.63	$1,891,040.64	$3.64	$36,992,399.84	$71.27
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$35,101,359.20	$22.23	$2,828,142.89	$1.79	$37,929,502.09	$24.02

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$506,528,743.16	0.9758954	$471,427,383.96	0.9082679
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$742,648,743.16	0.4703464	$707,547,383.96	0.4481154

Pool Information
Weighted Average APR	3.429%	3.445%
Weighted Average Remaining Term	39.24	38.49
Number of Receivables Outstanding	36,077	35,236
Pool Balance	$855,124,356.78	$815,660,744.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$782,317,717.65	$746,624,404.27
Pool Factor	0.4899575	0.4673462

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$69,036,340.15
Targeted Overcollateralization Amount	$108,113,360.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,113,360.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$311,038.86
(Recoveries)		42	$54,555.86
Net Loss for Current Collection Period			$256,483.00
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3599%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7238%
Second Prior Collection Period			0.7553%
Prior Collection Period			0.7771%
Current Collection Period			0.3684%
Four Month Average (Current and Prior Three Collection Periods)			0.6562%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,326	$7,178,506.37
(Cumulative Recoveries)			$649,400.77
Cumulative Net Loss for All Collection Periods			$6,529,105.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3741%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,413.65
Average Net Loss for Receivables that have experienced a Realized Loss			$4,923.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	300	$9,671,162.94
61-90 Days Delinquent	0.16%	44	$1,308,772.85
91-120 Days Delinquent	0.09%	17	$724,490.51
Over 120 Days Delinquent	0.10%	21	$787,113.79
Total Delinquent Receivables	1.53%	382	$12,491,540.09

Repossession Inventory:
Repossessed in the Current Collection Period		20	$792,198.30
Total Repossessed Inventory		29	$1,247,020.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2117%
Prior Collection Period			0.2190%
Current Collection Period			0.2327%
Three Month Average			0.2211%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3458%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	94	$3,217,926.79
2 Months Extended	136	$4,979,195.14
3+ Months Extended	22	$710,712.71

Total Receivables Extended	252	$8,907,834.64
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer